Stockholders' Equity (Deficit) - ESPP (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2015
Stock Plans
Stock-based compensation expense	$ 1,320,000	$ 1,712,000	$ 4,197,000	$ 5,301,000	$ 7,392,000	$ 5,899,000	$ 641,000
2015 Employee Stock Purchase Plan
Stock Plans
Shares reserved for issuance								12,500
Maximum annual increase in shares available for issuance (in shares)			12,325		12,325
Maximum annual increase in shares available for issuance, percentage of outstanding shares			1.50%		1.50%
Increase in number of shares authorized for issuance			8,916		4,741
Exercise price as percentage of fair market value of shares			85.00%		85.00%
Common stock remaining reserved for issuance (in shares)	19,095		19,095		13,596
Stock-based compensation expense	$ 15,000	$ 94,000	$ 105,000	$ 311,000	$ 372,000	$ 217,000